Cover	Jan. 06, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 06, 2025
Current Fiscal Year End Date	--11-30
Entity File Number	001-08589
Entity Registrant Name	Golkor Inc.
Entity Central Index Key	0001474558
Entity Tax Identification Number	87-2737873
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	323 Sunny Isles Blvd, Suite 745
Entity Address, City or Town	Sunny Isles
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33160
City Area Code	(786)
Local Phone Number	590-5203
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false